Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US 3000 Total Return Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.37%	13.82%	12.52%
Bloomberg U.S. Mid Cap Growth Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.76%	10.82%	10.74%
The Disciplined Growth Investors Equity Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	28.69%	16.15%	13.22%